UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Priority Capital Advisors, LLC
Address: 117 South 14th Street
         Suite 205
         Richmond, VA  23219


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John G. Davenport
Title:     President
Phone:     804-343-1161

Signature, Place, and Date of Signing:

     /s/  John G. Davenport     Richmond, VA     May 15, 2007

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $238,374 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE

                                          TITLE OF                 VALUE   SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING
ISSUER                                    CLASS    CUSIP        (X$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS   AUTHORITY

ABBOTT LABORATORIES                       COM      002824100       5,357    96,000   SH           SOLE        N/A         SOLE
ABX Air Inc                               COM      00080S101       2,226   325,000   SH           SOLE        N/A         SOLE
ADVANCED AUTO PARTS INC                   COM      00751Y106       3,470    90,000   SH           SOLE        N/A         SOLE
ALTRIA GROUP INC                          COM      02209S103       7,683    87,500   SH           SOLE        N/A         SOLE
AMDOCS LIMITED                            ADR      G02602103       5,654   155,000   SH           SOLE        N/A         SOLE
AMERICAN EXPRESS CO                       COM      025816109       5,696   101,000   SH           SOLE        N/A         SOLE
AMERICAN INTL GROUP INC                   COM      026874107       7,730   115,000   SH           SOLE        N/A         SOLE
AUTOMATIC DATA PROCESSING INC             COM      053015103       5,711   118,000   SH           SOLE        N/A         SOLE
AUTOZONE INC                              COM      053332102       3,204    25,000   SH           SOLE        N/A         SOLE
BAXTER INTERNATIONAL INC                  COM      071813109       5,425   103,000   SH           SOLE        N/A         SOLE
BERKSHIRE HATHAWAY INC                    CL B     084670207       5,169     1,420   SH           SOLE        N/A         SOLE
CADBURY SCHWEPPES PLC                     ADR      127209302       4,161    81,000   SH           SOLE        N/A         SOLE
CHEVRONTEXACO CORP                        COM      166764100       5,547    75,000   SH           SOLE        N/A         SOLE
CHIPOTLE MEXICAN GRILL INC                COM      169656105       2,484    40,000   SH           SOLE        N/A         SOLE
COCA COLA CO                              COM      191216100       4,320    90,000   SH           SOLE        N/A         SOLE
CONOCOPHILLIPS                            COM      20825C104       4,101    60,000   SH           SOLE        N/A         SOLE
CVS CORP                                  COM      126650100       3,073    90,000   SH           SOLE        N/A         SOLE
DAVITA INC                                COM      23918K108       5,332   100,000   SH           SOLE        N/A         SOLE
DIAGEO PLC                                ADR      25243Q205       6,476    80,000   SH           SOLE        N/A         SOLE
DOMINION RESOURCES                        COM      25746U109       3,595    40,500   SH           SOLE        N/A         SOLE
DYNAMIC MATLS CORP                        COM      267888105         327    10,000   SH           SOLE        N/A         SOLE
ENNIS BUSINESS FORMS INC                  COM      293389102       1,718    64,200   SH           SOLE        N/A         SOLE
FANNIE MAE                                COM      313586109       2,838    52,000   SH           SOLE        N/A         SOLE
FEDERAL HOME LOAN MORTGAGE CORP           COM      313400301       3,926    66,000   SH           SOLE        N/A         SOLE
FIDELITY NATIONAL INFORMATION SERVICES    COM      31620M106       4,955   109,000   SH           SOLE        N/A         SOLE
GENERAL ELECTRIC CO                       COM      369604103       8,133   230,000   SH           SOLE        N/A         SOLE
IHOP CORP                                 COM      449623107       2,405    41,000   SH           SOLE        N/A         SOLE
JOHNSON && JOHNSON                        COM      478160104       4,881    81,000   SH           SOLE        N/A         SOLE
LASERCARD CORPORATION                     COM      51807U101         707    60,000   SH           SOLE        N/A         SOLE
MCDONALDS CORP                            COM      580135101       5,811   129,000   SH           SOLE        N/A         SOLE
MEDCOHEALTH SOLUTIONS INC                 COM      58405U102       3,772    52,000   SH           SOLE        N/A         SOLE
MICROSOFT CORP                            COM      594918104       4,738   170,000   SH           SOLE        N/A         SOLE
MIDAS INC                                 COM      595626102       2,459   114,000   SH           SOLE        N/A         SOLE
NESTLE SA                                 ADR      641069406       5,815    60,000   SH           SOLE        N/A         SOLE
NOKIA CORP                                ADR      654902204       4,126   180,000   SH           SOLE        N/A         SOLE
OFFICE DEPOT INC                          COM      676220106       5,622   160,000   SH           SOLE        N/A         SOLE
OMNICOM GROUP INC                         COM      681919106       5,324    52,000   SH           SOLE        N/A         SOLE
PEPSICO INC                               COM      713448108       6,038    95,000   SH           SOLE        N/A         SOLE
PROCTER && GAMBLE CO                      COM      742718109       6,063    96,000   SH           SOLE        N/A         SOLE
RESPIRONICS INC                           COM      761230101       4,157    99,000   SH           SOLE        N/A         SOLE
SMITHFIELD FOODS INC                      COM      832248108       3,894   130,000   SH           SOLE        N/A         SOLE
TARGET CORP                               COM      87612E106       5,926   100,000   SH           SOLE        N/A         SOLE
THERMO ELECTRON CORP                      COM      883556102       4,769   102,000   SH           SOLE        N/A         SOLE
TRAVELERS COMPANIES INC                   COM      89417E109       4,576    88,400   SH           SOLE        N/A         SOLE
TYCO INTERNATIONAL LTD                    COM      902124106       4,733   150,000   SH           SOLE        N/A         SOLE
UNITED TECHNOLOGIES CORP                  COM      913017109       4,875    75,000   SH           SOLE        N/A         SOLE
UNITEDHEALTH GROUP                        COM      91324P102       4,661    88,000   SH           SOLE        N/A         SOLE
WACHOVIA CORP                             COM      929903102       4,514    82,000   SH           SOLE        N/A         SOLE
WAL MART STORES INC                       COM      931142103       7,512   160,000   SH           SOLE        N/A         SOLE
WELLS FARGO && CO                         COM      949746101       5,681   165,000   SH           SOLE        N/A         SOLE
WYETH COM                                 COM      983024100       7,004   140,000   SH           SOLE        N/A         SOLE

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